CECL (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	SFr 278,773		SFr 282,455
Gross loans held at amortized cost, past due	4,089		2,724
Total	282,862	SFr 289,944	285,179
Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,820		1,179
Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	282		150
Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	266		130
Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,721		1,265
Corporate and institutional
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	116,398		113,063
Gross loans held at amortized cost, past due	2,538		1,649
Total	118,936		114,712
Corporate and institutional | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,245		734
Corporate and institutional | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	238		73
Corporate and institutional | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	200		76
Corporate and institutional | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	855		766
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	28,213		28,094
Gross loans held at amortized cost, past due	136		229
Total	28,349		28,323
Corporate and institutional | Real estate | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	40		95
Corporate and institutional | Real estate | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	5		10
Corporate and institutional | Real estate | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		2
Corporate and institutional | Real estate | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	91		122
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	72,525		68,462
Gross loans held at amortized cost, past due	1,718		1,258
Total	74,243		69,720
Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	585		528
Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	232		62
Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	199		71
Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	702		597
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	14,470		15,300
Gross loans held at amortized cost, past due	673		136
Total	15,143		15,436
Corporate and institutional | Financial institutions | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	609		85
Corporate and institutional | Financial institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1		1
Corporate and institutional | Financial institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1		3
Corporate and institutional | Financial institutions | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	62		47
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	1,190		1,207
Gross loans held at amortized cost, past due	11		26
Total	1,201		1,233
Corporate and institutional | Governments and public institutions | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	11		26
Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Corporate and institutional | Governments and public institutions | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Consumer
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	162,375		169,392
Gross loans held at amortized cost, past due	1,551		1,075
Total	163,926		170,467
Consumer | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	575		445
Consumer | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	44		77
Consumer | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	66		54
Consumer | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	866		499
Consumer | Mortgages
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	109,519		109,279
Gross loans held at amortized cost, past due	503		392
Total	110,022		109,671
Consumer | Mortgages | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	128		83
Consumer | Mortgages | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	24		16
Consumer | Mortgages | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	14		9
Consumer | Mortgages | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	337		284
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	48,563		56,287
Gross loans held at amortized cost, past due	421		138
Total	48,984		56,425
Consumer | Loans collateralized by securities | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	42		79
Consumer | Loans collateralized by securities | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Consumer | Loans collateralized by securities | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	4		2
Consumer | Loans collateralized by securities | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	375		57
Consumer | Consumer finance
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	4,293		3,826
Gross loans held at amortized cost, past due	627		545
Total	4,920		4,371
Consumer | Consumer finance | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	405		283
Consumer | Consumer finance | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	20		61
Consumer | Consumer finance | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	48		43
Consumer | Consumer finance | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	154		158
Bank
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	286,399		289,713
Gross loans held at amortized cost, past due	4,077		2,712
Total	290,476		292,425
Bank | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,820		1,179
Bank | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	282		150
Bank | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	266		130
Bank | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,709		1,253
Bank | Corporate and institutional
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	116,398		120,321
Gross loans held at amortized cost, past due	2,526		1,637
Total	118,924		121,958
Bank | Corporate and institutional | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,245		734
Bank | Corporate and institutional | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	238		73
Bank | Corporate and institutional | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	200		76
Bank | Corporate and institutional | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	843		754
Bank | Corporate and institutional | Real estate
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	28,213		28,094
Gross loans held at amortized cost, past due	136		229
Total	28,349		28,323
Bank | Corporate and institutional | Real estate | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	40		95
Bank | Corporate and institutional | Real estate | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	5		10
Bank | Corporate and institutional | Real estate | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		2
Bank | Corporate and institutional | Real estate | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	91		122
Bank | Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	72,525		69,075
Gross loans held at amortized cost, past due	1,706		1,246
Total	74,231		70,321
Bank | Corporate and institutional | Commercial and industrial loans | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	585		528
Bank | Corporate and institutional | Commercial and industrial loans | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	232		62
Bank | Corporate and institutional | Commercial and industrial loans | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	199		71
Bank | Corporate and institutional | Commercial and industrial loans | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	690		585
Bank | Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	14,470		21,945
Gross loans held at amortized cost, past due	673		136
Total	15,143		22,081
Bank | Corporate and institutional | Financial institutions | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	609		85
Bank | Corporate and institutional | Financial institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1		1
Bank | Corporate and institutional | Financial institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1		3
Bank | Corporate and institutional | Financial institutions | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	62		47
Bank | Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	1,190		1,207
Gross loans held at amortized cost, past due	11		26
Total	1,201		1,233
Bank | Corporate and institutional | Governments and public institutions | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	11		26
Bank | Corporate and institutional | Governments and public institutions | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Bank | Corporate and institutional | Governments and public institutions | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Bank | Corporate and institutional | Governments and public institutions | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Bank | Consumer
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	162,375		169,392
Gross loans held at amortized cost, past due	1,551		1,075
Total	163,926		170,467
Bank | Consumer | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	575		445
Bank | Consumer | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	44		77
Bank | Consumer | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	66		54
Bank | Consumer | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	866		499
Bank | Consumer | Mortgages
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	109,519		109,279
Gross loans held at amortized cost, past due	503		392
Total	110,022		109,671
Bank | Consumer | Mortgages | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	128		83
Bank | Consumer | Mortgages | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	24		16
Bank | Consumer | Mortgages | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	14		9
Bank | Consumer | Mortgages | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	337		284
Bank | Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	48,563		56,287
Gross loans held at amortized cost, past due	421		138
Total	48,984		56,425
Bank | Consumer | Loans collateralized by securities | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	42		79
Bank | Consumer | Loans collateralized by securities | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0		0
Bank | Consumer | Loans collateralized by securities | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	4		2
Bank | Consumer | Loans collateralized by securities | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	375		57
Bank | Consumer | Consumer finance
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	4,293		3,826
Gross loans held at amortized cost, past due	627		545
Total	4,920		4,371
Bank | Consumer | Consumer finance | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	405		283
Bank | Consumer | Consumer finance | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	20		61
Bank | Consumer | Consumer finance | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	48		43
Bank | Consumer | Consumer finance | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	154		SFr 158
Bank | Total loans to third parties
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	278,773
Gross loans held at amortized cost, past due	4,077
Total	282,850
Bank | Total loans to third parties | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,820
Bank | Total loans to third parties | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	282
Bank | Total loans to third parties | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	266
Bank | Total loans to third parties | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	1,709
Bank | Total loans to entities under common control
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, current	7,626
Gross loans held at amortized cost, past due	0
Total	7,626
Bank | Total loans to entities under common control | Past due up to 30 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0
Bank | Total loans to entities under common control | Past due 31 - 60 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0
Bank | Total loans to entities under common control | Past due 61 - 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	0
Bank | Total loans to entities under common control | Past due more than 90 days
Loans Held At Amortized Cost, Recorded Investment, Past Due [Line Items]
Gross loans held at amortized cost, past due	SFr 0